Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Inventories
5.          Inventories:
As of June 30, 2026 and December 31, 2025, inventories amounted to $1,836 and $1,634, respectively, in the accompanying unaudited interim condensed consolidated balance sheets related to lubricants.